Basis of preparation (Policies)	6 Months Ended
Jun. 30, 2026
Summary of material accounting policies
Accounting policies and methods of computation followed in interim financial statements

These interim condensed consolidated financial statements for the six-month period ended June 30, 2026, have been prepared under the historic cost convention and in accordance with IAS 34 “Interim Financial Reporting” and are presented in a format consistent with the consolidated financial statements under IAS 1 “Presentation of Financial Statements”. However, they do not include all the notes that would be required in a complete set of financial statements. Thus, this interim financial report should be read in conjunction with the consolidated financial statements for the year ended December 31, 2025.